DIVIDENDS	9 Months Ended
Sep. 30, 2024
Disclosure of dividend [abstract]
DIVIDENDS

NOTE 30. DIVIDENDS
The Ordinary and Extraordinary Shareholders' Meeting held on April 30, 2024, approved the distribution of cash dividends in the amount of Ps. 65,000,000 (equivalent to Ps. 86,417,341 in closing currency), which represented Ps. 44.08 (amount stated in Argentine pesos) per share. Additionally, the aforementioned Meeting resolved to delegate to the Board of Directors the power to withdraw from the Reserve for the eventual distribution of profits up to the amount of Ps. 386,635,827, which is equivalent to Ps. 514,031,401 at closing currency, subject to approval and to the terms and conditions that the subsidiary Banco Galicia obtains from the Argentine Central Bank with respect to the payment of dividends.
Dividend payments made are detailed below:

Date of payment	Amount	Amount in closing currency
05.14.24	65,000,000	76,221,163
05.23.24	140,261,066	164,474,793
06.28.24	146,118,828	163,844,528
07.24.24	152,806,783	164,704,664
The Ordinary and Extraordinary Shareholders' Meeting held on April 25, 2023, approved the distribution of cash dividends in the amount of Ps. 10,000,000 (equivalent to Ps. 51,567,093 in closing currency), which represented Ps. 6.78 (amount stated in Argentine pesos) per share. In addition, at said Meeting, the use of the Reserve for the eventual distribution of profits for up to Ps. 75,000,000 (equivalent to Ps. 386,753,249 in closing currency) was approved, delegating to the Board of Directors the power to pay it on one or more occasions until the annual meeting that discusses the income of the current fiscal year.
Dividend payments made are detailed below:

Date of payment	Amount	Amount in closing currency
05.09.23	35,000,000	154,486,921
06.12.23	12,500,000	52,075,004
07.10.23	12,500,000	48,968,054
08.08.23	12,500,000	43,549,752
09.11.23	12,500,000	38,625,143